Matthews China Discovery Active ETFSeptember 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 95.6%
	Shares	Value
Consumer Discretionary: 23.7%
Hotels, Restaurants & Leisure: 8.5%
Atour Lifestyle Holdings, Ltd. ADR	2,332	$87,660
Tongcheng Travel Holdings, Ltd.[a]	25,200	74,495
DPC Dash, Ltd.[b]	5,600	62,619
Chagee Holdings, Ltd. ADR[b]	698	11,552
		236,326
Automobile Components: 8.0%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	12,500	87,357
Minth Group, Ltd.	20,000	86,936
CALB Group Co., Ltd.[a,b,c]	10,600	48,311
		222,604
Textiles, Apparel & Luxury Goods: 3.5%
Crystal International Group, Ltd.[a,c]	63,000	54,737
Xtep International Holdings, Ltd.	36,000	27,022
Samsonite Group SAa,c	6,900	14,775
		96,534
Household Durables: 2.1%
Hisense Home Appliances Group Co., Ltd. H Shares	11,000	34,327
Jason Furniture Hangzhou Co., Ltd. A Shares	5,700	24,128
		58,455
Specialty Retail: 0.8%
Eternal Beauty Holdings, Ltd.[b]	88,000	22,621
Leisure Products: 0.8%
Dream International, Ltd.	14,000	22,600
Total Consumer Discretionary		659,140

Information Technology: 18.5%
Electronic Equipment, Instruments & Components: 8.9%
Wasion Holdings, Ltd.	46,000	74,968
FIT Hon Teng, Ltd.[a,b,c]	69,000	56,581
Kingboard Laminates Holdings, Ltd.	32,000	50,712
Xiamen Faratronic Co., Ltd. A Shares	2,800	49,656
Karrie International Holdings, Ltd.	50,000	15,488
		247,405
Semiconductors & Semiconductor Equipment: 5.0%
ACM Research, Inc. Class Ab	2,724	106,590
Jiangsu Leadmicro Nano Technology Co., Ltd. A Shares	4,136	34,046
		140,636
Software: 3.0%
Kingdee International Software Group Co., Ltd.[b]	16,000	36,029
ZWSOFT Co., Ltd. Guangzhou A Shares	2,489	26,523
Tuya, Inc. ADR	8,553	21,126
		83,678
IT Services: 1.6%
SUNeVision Holdings, Ltd.	50,000	44,149
Total Information Technology		515,868

	Shares	Value

Industrials: 17.7%
Electrical Equipment: 7.3%
Hongfa Technology Co., Ltd. A Shares	15,360	$56,879
Hongfa Technology Co., Ltd. A Shares	13,860	51,260
Shenzhen Megmeet Electrical Co., Ltd. A Shares	3,500	38,043
Xuji Electric Co., Ltd. A Shares	8,200	30,522
Kehua Data Co., Ltd. A Shares	2,700	27,085
		203,789
Marine Transportation: 2.2%
SITC International Holdings Co., Ltd.	16,000	61,611
Commercial Services & Supplies: 2.0%
China Everbright Environment Group, Ltd.	95,000	54,213
Ground Transportation: 1.8%
Full Truck Alliance Co., Ltd. ADR	3,888	50,427
Machinery: 1.7%
China Yuchai International, Ltd.	745	30,821
Precision Tsugami China Corp., Ltd.[a]	4,000	16,544
		47,365
Construction & Engineering: 1.4%
Sinopec Engineering Group Co., Ltd. H Shares	44,500	38,664
Professional Services: 1.3%
Kanzhun, Ltd. ADR[b]	1,507	35,204
Total Industrials		491,273

Health Care: 7.8%
Pharmaceuticals: 2.7%
HUTCHMED China, Ltd.[b]	14,500	46,815
Grand Pharmaceutical Group, Ltd.	25,500	27,924
		74,739
Health Care Equipment & Supplies: 2.6%
Shanghai Conant Optical Co., Ltd. H Shares	5,100	27,124
AK Medical Holdings, Ltd.[a,c]	34,000	24,122
Microport Scientific Corp.[b]	11,600	20,560
		71,806
Biotechnology: 1.9%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[b]	800	52,851
Health Care Technology: 0.6%
Medlive Technology Co., Ltd.[a,c]	10,000	16,786
Total Health Care		216,182

Communication Services: 6.8%
Entertainment: 5.9%
NetEase Cloud Music, Inc.[a,b,c]	3,400	113,532
Damai Entertainment Holdings, Ltd.[b]	370,000	50,884
		164,416
Interactive Media & Services: 0.9%
Meitu, Inc.[a,c]	21,000	25,020
Total Communication Services		189,436

Matthews China Discovery Active ETFSeptember 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Materials: 5.8%
Metals & Mining: 3.0%
China Gold International Resources Corp., Ltd.	3,100	$55,303
MMG, Ltd.[b]	32,800	28,456
		83,759
Chemicals: 2.8%
Sunresin New Materials Co., Ltd. A Shares	6,400	51,811
Dongyue Group, Ltd.	11,000	17,164
Anhui Jinhe Industrial Co., Ltd. A Shares	3,200	9,357
		78,332
Total Materials		162,091

Consumer Staples: 5.0%
Beverages: 1.9%
Anhui Yingjia Distillery Co., Ltd. A Shares	4,800	27,713
Beijing Yanjing Brewery Co., Ltd. A Shares	15,000	25,528
		53,241
Personal Care Products: 1.3%
Giant Biogene Holding Co., Ltd.[a,c]	5,200	37,761
Consumer Staples Distribution & Retail: 1.0%
Yifeng Pharmacy Chain Co., Ltd. A Shares	8,200	28,360
Food Products: 0.8%
Anjoy Foods Group Co., Ltd. H Shares	2,700	21,099
Total Consumer Staples		140,461

Energy: 4.0%
Energy Equipment & Services: 4.0%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	14,100	110,190
Total Energy		110,190

Real Estate: 3.6%
Real Estate Management & Development: 3.6%
China Overseas Property Holdings, Ltd.	65,000	42,106
Greentown China Holdings, Ltd.	24,000	29,304
Yuexiu Property Co., Ltd.	42,000	28,125
Total Real Estate		99,535

Utilities: 1.6%
Gas Utilities: 1.6%
ENN Natural Gas Co., Ltd. A Shares	17,200	43,390
Total Utilities		43,390

	Shares	Value

Financials: 1.1%
Financial Services: 1.1%
China Development Bank Financial Leasing Co., Ltd. H Shares[a,c]	140,000	$32,029
Total Financials		32,029

TOTAL COMMON EQUITIES		2,659,595
(Cost $1,977,159)
SHORT-TERM INVESTMENTS: 4.3%
Money Market Funds: 4.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[d]	120,331	120,331
(Cost $120,331)

Total Investments: 99.9%		2,779,926
(Cost $2,097,490)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		3,283
Net Assets: 100.0%		$2,783,209

a	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $423,654, which is 15.22% of net assets.

d	Rate shown is the current yield as of September 30, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).